CONTRACTUAL TRANSMISSION ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
CONTRACTUAL TRANSMISSION ASSETS
Schedule of movements in transmission concessions classified as contractual assets

						Amazonas
	Furnas	Chesf	Eletronorte	CGT Eletrosul (a)	Eletrosul (a)	GT (b)	Total
Balance on December 31, 2019	21,097,461	14,970,373	9,157,650	—	4,088,251	195,488	49,509,223
Incorporation	—	—	204,980	4,088,251	(4,088,251)	(204,980)	—
Construction Revenue	253,938	326,476	71,871	125,917	—	—	778,202
Financial income	2,186,759	970,400	797,024	324,937	—	2,593	4,281,713
Monetary updates	576,064	469,441	417,313	281,683	—	—	1,744,501
Regulatory remeasurements - Transmission	2,104,183	476,529	971,325	676,301	—	—	4,228,338
Amortization	(4,174,036)	(2,736,095)	(1,527,371)	(722,850)	—	6,899	(9,153,453)
Balance on December 31, 2020	22,044,369	14,477,124	10,092,792	4,774,239	—	—	51,388,524
Acquisition of investee control (c)	—	—	—	1,022,102	—	—	1,022,102
Construction Revenue	764,804	519,125	116,786	135,125	—	—	1,535,840
Financial income	1,831,758	1,252,513	799,995	623,172	—	—	4,507,438
Monetary updates	2,406,815	1,669,778	1,036,480	326,115	—	—	5,439,188
Regulatory remeasurements - Transmission	1,364,564	2,942,521	312,819	238,840	—	—	4,858,744
Write-offs and Transfers (d)	—	—	(241,241)	(53,240)	—	—	(294,481)
Amortization	(3,917,892)	(2,732,905)	(1,510,376)	(781,214)	—	—	(8,942,387)
Balance on December 31, 2021	24,494,418	18,128,156	10,607,255	6,285,139	—	—	59,514,968

(a) CGTEE absorbed Eletrosul and altered its corporate name to CGT Eletrosul in 2020;

(b)The subsidiary Eletronorte acquired the shares of Amazonas GT in 2020. After that, in July 2021, the merger took place;

(c)In 2021, the acquisition was made of 100% control of TSLE by CGT Eletrosul; and

(d)	The write-off refers, primarily, to the ending of the concession transmission contract for the absorbed Amazonas GT, which was indemnified with the value of R$ 239,300.

RBSE flow of receipts before and after the reprofiling, complementary recognition of KE, and Chesf's inspection

RBSE flows not discounted by receipts before the reprofiling, complementary recognition of Ke, and Chesf’s inspection are as follows:

a)	Before reprofiling:

Cycles	CGT Eletrosul	Chesf	Eletronorte	Furnas	Total
21-22	596,864	2,878,312	1,377,853	4,454,977	9,308,006
22-23	596,864	2,878,312	1,377,853	4,454,977	9,308,006
23-24	371,405	1,435,953	886,948	3,346,026	6,040,332
24-25	371,405	1,435,953	886,948	3,346,026	6,040,332
25-26	58,220	—	217,539	1,037,805	1,313,564
26-27	58,220	—	217,539	1,037,805	1,313,564
27-28	58,220	—	217,539	1,037,805	1,313,564
Total	2,111,198	8,628,530	5,182,219	18,715,421	34,637,368

b)	After reprofiling:

Cycles	CGT Eletrosul	Chesf	Eletronorte	Furnas	Total
21-22	348,483	1,730,040	840,549	2,590,286	5,509,358
22-23	402,467	1,976,338	955,493	2,984,048	6,318,346
23-24	429,533	2,301,922	1,010,851	3,770,926	7,513,232
24-25	429,533	2,301,922	1,010,851	3,770,926	7,513,232
25-26	429,533	2,301,922	1,010,851	3,770,926	7,513,232
26-27	429,533	2,301,922	1,010,851	3,770,926	7,513,232
27-28	429,533	2,301,922	1,010,851	3,770,926	7,513,232
Total	2,898,615	15,215,988	6,850,297	24,428,964	49,393,864

Schedule of revised RAPs for the 2020-2021 cycle

Eletrobras’ Companies	Approved RAPs
Chesf	1,675,244
CGT Eletrosul	877,862
Eletronorte	1,311,073
Furnas	1,800,862
Total	5,665,041